Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net (loss) income	$ 13,697	$ (25,415)	$ (9,326)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Depreciation of property and equipment	6,646	2,805	842
Share-based compensation	17,382	6,638	963
Share of income on equity method investments	(370)
Loss on disposal of property and equipment	5	64
Changes in operating assets and liabilities
Accounts receivable	(8,538)	(5,205)	(1,906)
Prepaid expenses and other current assets	(11,247)	(7,489)	(846)
Amount due from related parties	(1,218)	198	(198)
Rental deposits	38	(797)
Accounts payable	5,274	4,494	338
Deferred revenue	12,996	12,825	3,657
Accrued expenses and other current liabilities	20,671	5,949	1,341
Amount due to related parties	88
Other non-current liabilities	1,828
Net cash (used in) provided by operating activities	57,252	(5,933)	(5,135)
Cash flows from investing activities
Purchase of property and equipment	(13,521)	(8,740)	(3,181)
Payment for long term investments	(17,859)	(809)
Prepayment for long term investments	(2,000)
Purchase of term deposits	(450,000)
Cash received on maturity of term deposits	150,000
Net cash used in investing activities	(333,380)	(9,549)	(3,181)
Cash flows from financing activities
Proceeds from issuance of convertible redeemable participating preferred shares		211,750	45,000
Repurchase of convertible redeemable participating preferred shares		(30,750)
Proceeds from issuance of ordinary shares		291,012
Payment for IPO costs	(2,634)	(1,727)
Capital contribution from shareholders		15
Repurchase of ordinary shares		(58,044)
Proceeds from exercise of share options	401
Net cash provided by (used in) financing activities	(2,233)	412,256	45,000
Effect of exchange rate on cash and cash equivalents	(3,138)	(1,180)	151
Net increase (decrease) in cash and cash equivalents	(281,499)	395,594	36,835
Cash and cash equivalents at the beginning of year	450,968	55,374	18,539
Cash and cash equivalents at the end of year	169,469	450,968	$ 55,374
Non-cash investing and financing activities
Payable for purchase of property and equipment	765	1,105
Payable for deferred IPO cost		2,634
Payable for repurchase of ordinary shares	$ 6,450	$ 6,450